Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2019	As of December 31, 2018
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50,00	8,607,390	7,327,949
Foods Compañía de Alimentos CCU S.A. (1)	50,00	1,709,803	12,012,276
Central Cervecera de Colombia S.A.S.	50,00	25,334,386	40,681,482
Zona Franca Central Cervecera S.A.S.	50,00	99,278,045	80,766,534
Total joint ventures		134,929,624	140,788,241
Other companies		1,168,438	1,229,540
Total associated		1,168,438	1,229,540
Total		136,098,062	142,017,781

(1)	See Note 16 – Investments accounted for using equity method, number (2) .

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	1,930,395	1,638,811	952,235
Foods Compañía de Alimentos CCU S.A.	897,526	792,376	165,905
Central Cervecera de Colombia S.A.S.	(18,755,448)	(11,804,950)	(8,646,651)
Zona Franca Central Cervecera S.A.S.	(562,416)	(391,465)	87,583
Total joint ventures	(16,489,943)	(9,765,228)	(7,440,928)
Bebidas Bolivianas BBO S.A. (1)	-	(921,812)	(1,459,916)
Other companies (2)	58,184	(128,480)	(13,253)
Total associated	58,184	(1,050,292)	(1,473,169)
Total	(16,431,759)	(10,815,520)	(8,914,097)
(1)

See
Note 15 – Business combinations, letter a)
.
(2)

See
Note 15 – Business combinations, letter b)
.

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Balance at the beginning of year	142,017,781	99,270,280
Other payments to acquire interests in joint ventures	13,549,638	59,505,559
Participation in the joint ventures and associates (loss)	(16,431,759)	(10,815,520)
Capital decrease (1)	(11,200,000)	-
Dividends received	(614,591)	(423,994)
Business combinations (2)	(241,885)	(14,144,241)
Others	9,018,878	8,625,697
Total	136,098,062	142,017,781

(1)

See
Note 16 – Investments accounted for using equity method, number (2).
(2)

See
Note 15 – Business combinations.

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
As of December 31, 2019 and 2018, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Joint ventures
	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Assets and Liabilities
Current assets	135,905,220	206,761,242
Non-current assets	319,779,443	246,997,507
Current liabilities	122,826,437	172,143,127
Non-current liabilities	65,850,124	2,893,856

	Joint ventures			Associates
	For the years ended as of December 31,
	2019	2018	2017	2017
	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	124,808,755	70,296,729	57,417,288	19,760,918
Operating result	(42,670,725)	(21,173,985)	(18,606,383)	(4,086,973)
Net income for year	(31,752,130)	(19,886,274)	(14,352,788)	(4,462,733)
Other comprehensive income	(49,363,608)	(24,720,721)	(27,052,015)	(5,761,515)
Depreciation and amortization	(752,201)	(2,656,715)	(2,618,567)	(2,818,923)